Financial instruments - market and other risks - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (541,402)	$ (533,438)	$ (515,263)
Treasury Notes	848,710	1,085,562	1,052,448
Euro Member Countries, Euro | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(7,891)	(8,725)	(9,913)
Operating expense	(89,289)	(92,608)	(89,457)
United States of America, Dollars | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(11,383)	(9,383)	(13,121)
Operating expense	(452,113)	(440,830)	(425,806)
Treasury Notes | Euro Member Countries, Euro | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	50,010	0	0
Treasury Notes | United States of America, Dollars | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0	$ 0